PREPAYMENTS	6 Months Ended
Jun. 30, 2025
Disclosure Prepayments Abstract
PREPAYMENTS
9.	PREPAYMENTS

	December 31,	June 30,
	2024	2025	2025
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Prepayment to suppliers	1,042	1,042	145
Deferred expenses	200	201	28

Total	1,242	1,243	173